Consolidated Statement of Cash Flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2019		Jun. 30, 2018
Cash flow from / (used in) operating activities
Net profit / (loss)	[1]	$ 2,374		$ 2,695
Non-cash items included in net profit and other adjustments:
Depreciation and impairment of property, equipment and software		761		489
Amortization and impairment of intangible assets		33		33
Credit loss expense / (recovery)		33		54
Share of net profits of associates / joint ventures and impairment of associates		(25)		(31)
Deferred tax expense / (benefit)		381		406
Net loss / (gain) from investing activities		11		(44)
Net loss / (gain) from financing activities		5,998		1,124
Other net adjustments		(455)		(1,198)
Net change in operating assets and liabilities:
Loans and advances to banks / amounts due to banks		(1,158)		2,779
Securities financing transactions		(840)		7,116
Cash collateral on derivative instruments		2,398		139
Loans and advances to customers		(1,255)		(7,164)
Customer deposits		11,063		(1,282)
Financial assets and liabilities at FV held for trading and derivative financial instruments		(8,909)		2,357
Brokerage receivables and payables		(1,564)		8,754
Financial assets at fair value not held for trading, other financial assets and liabilities		(6,903)		976
Provisions, other non-financial assets and liabilities		(321)		(712)
Income taxes paid, net of refunds		(410)		(348)
Net cash flow from / (used in) operating activities		1,213		16,144	[2]
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(5)		(5)	[2]
Disposal of subsidiaries, associates and intangible assets	[3]	100		58	[2]
Purchase of property, equipment and software		(690)		(721)	[2]
Disposal of property, equipment and software		8		32	[2]
Purchase of financial assets measured at fair value through other comprehensive income		(1,757)		(862)	[2]
Disposal and redemption of financial assets measured at fair value through other comprehensive income		1,160		701	[2]
Net (purchase) / redemption of debt securities measured at amortized cost		653		(2,469)	[2]
Net cash flow from / (used in) investing activities		(531)		(3,265)	[2]
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		(14,248)		(5,966)	[2]
Distributions paid on UBS shares		(3,250)		(3,098)	[2]
Issuance of long-term debt, including debt issued designated at fair value		28,491		36,389	[2]
Repayment of long-term debt, including debt issued designated at fair value		(25,931)		(26,838)	[2]
Funding from UBS Group AG and its subsidiaries	[4]	2,980		4,106	[2]
Net changes in non-controlling interests		(6)		16	[2]
Net cash flow from / (used in) financing activities		(11,964)		4,609	[2]
Total cash flow
Cash and cash equivalents at the beginning of the period		125,853		104,787	[2]
Net cash flow from / (used in) operating, investing and financing activities		(11,283)		17,487	[2]
Effects of exchange rate differences on cash and cash equivalents		613		(2,054)	[2]
Cash and cash equivalents at the end of the period	[6]	115,183	[5]	120,220	[2],[7]
Net cash flow from / (used in) operating activities includes:
Interest received in cash		7,807		6,926
Interest paid in cash		6,016		4,771
Dividends on equity investments, investment funds and associates received in cash	[8]	$ 1,243		$ 1,227

[1]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019
[2]
Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c of the Annual Report 2018 for more information

[3]	Includes dividends received from associates.
[4]	Represents funding from UBS Group Funding (Switzerland) AG to UBS AG.
[5]	Comprises balances with an original maturity of three months or less. USD 3,161 million of cash and cash equivalents were restricted.
[6]
USD 3,161 million and USD 4,078 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 30 June 2019 and 30 June 2018, respectively. Refer to “Note 26 Restricted and transferred financial assets” in the “Consolidated financial statements” section in the Annual Report 2018 for more information.

[7]	Comprises balances with an original maturity of three months or less. USD 4,078 million of cash and cash equivalents were restricted.
[8]	Includes dividends received from associates reported within Net cash flow from / (used in) investing activities.